FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of Fair Value [Line Items]
Commercial properties			$ 1,219		$ 1,962
Incentive fees	$ (4)	$ (7)	(36)	$ (7)
Financial instruments and other	(297)	(34)	110	133
Total fair values gains, net	23	498	1,293	1,138
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	284	439	1,115	883	1,791
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 40	$ 100	$ 104	$ 129	$ 171